Bank Loans	12 Months Ended
Dec. 31, 2019
Bank Loan [Abstract]
Bank loans

Note 9 — Bank loans

Outstanding balance of short-term bank loans consisted of the following:

	December 31, 2019	December 31, 2018

Loan from China Construction Bank	$-	$218,166
Loan from Bank of Communication	1,149,095	290,888
Loan from Bank of China	430,923	727,220
Loan from Dongguan Bank	-	290,888
	$1,580,018	$1,527,162

On March 2, 2018, Powerbridge Zhuhai entered into a loan agreement with China Construction Bank to obtain a loan of $218,166 for a term of one year and at a fixed annual interest rate of 7.4%. The bank loan was unsecured and guaranteed by Mr. Ban Lor, the Chairman and CEO of the Company, and his family member. The loan was fully repaid upon maturity on March 4, 2019.

On October 8, 2018, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $290,888 for a term of one year and at a fixed annual interest rate of 5.4%. The bank loan was guaranteed by Mr. Ban Lor and his family. The loan was fully repaid upon maturity on October 14, 2019. On April 25, 2019, Powerbridge Zhuhai entered into a loan agreement with Bank of Communication to obtain a loan of $1,149,095 for a term of one year and at a floating rate based on prime borrowing rate in PRC. The bank loan was unsecured and guaranteed by Mr. Ban Lor, the Chairman and CEO of the Company, and his family member. The loan was fully repaid upon maturity.

On December 7, 2018, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $727,220 for a term of one year and at a fixed annual interest rate of 5.2%. The bank loan was guaranteed by Mr. Ban Lor and secured by a restricted cash deposit of $109,083 as of December 31, 2018. On February 1, 2019, Powerbridge Zhuhai entered into a loan agreement with Bank of China to obtain a loan of $430,923 for a term of one year and at a fixed annual interest rate of 4.6%. The bank loan was guaranteed by Mr. Ban Lor and secured by a restricted cash deposit of $172,369 as of December 31, 2019. The loan was fully repaid upon maturity.

On December 3, 2018, Powerbridge Zhuhai entered into a loan agreement with Dongguan Bank to obtain a loan of $290,888 for a term of one year and at a fixed annual interest rate of 7.0%. The bank loan was guaranteed by a third party guarantee company and Mr. Ban Lor and his family. In addition, the Company's account receivable in the amount of $847,696 was pledged to the third party guarantee Company to support the guarantee. The loan fully repaid upon maturity on December 11, 2019.

For the years ended December 31, 2019, 2018 and 2017, interest expense was $123,278, $19,385 and $13,111, respectively, with the weighted average interest rate of 4.9%, 5.9% and 6.3%, respectively.